Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock

19. CAPITAL STOCK

[a]	At December 31, 2013, the Company’s authorized, issued and outstanding capital stock are as follows:

Preference shares - issuable in series -

The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares -

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]	On November 8, 2013, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “2013 Bid”], representing 5.4% of the Company’s public float of Common Shares. The Bid commenced on November 13, 2013 and will terminate no later than November 12, 2014.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2012, 2011 and 2010.

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum number of shares	2013		2012		2011
		Shares purchased	Cash amount	Shares purchased	Cash amount	Shares purchased	Cash amount

2010 Bid	8,000,000	0	$0	0	$0	7,546,500	$296
2011 Bid	12,000,000	0	0	467,630	21	3,200,800	111
2012 Bid	12,000,000	11,572,598	814	427,402	19	0	0
2013 Bid	12,000,000	2,509,723	199	0	0	0	0

		14,082,321	$1,013	895,032	$40	10,747,300	$407

Certain purchases under each of our 2013 Bid and 2012 Bid were made by way of private agreements entered into with arm’s length, third party sellers. Such private agreement purchases were made at a discount to the prevailing market price for the Company’s Common Shares and pursuant to issuer bid exemption orders issued by the Ontario Securities Commission. All other purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 6, 2014 were exercised or converted:

Common Shares	221,187,872
Stock options [note 18]	5,455,690

226,643,562